Deutsche Investment Management Americas Inc.
                                One Beacon Street
                                Boston, MA 02108

                                February 3, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


RE: DWS Strategic Government Securities Fund (the "Fund" and the "Trust") (Reg. Nos. 2-57937 and 811-2719)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 46 to the Fund's Registration Statement on Form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on January 28, 2009.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3357.

                                    Very truly yours,

                                    /s/Thomas H. Connors

                                    Thomas H. Connors, Esq.
                                    Director and Senior Counsel
                                    Deutsche Investment Management Americas Inc.


cc:      Jose Del Real, Esq., Vedder Price P.C.